LEASES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance	$ 25,915	$ 18,273
Sale of a subsidiary		64
Depreciation and amortization on right-of-use assets	(12,443)	(15,001)
Additions	14,167	22,840
Lease modifications	1,789	20
Disposals	(605)	(141)
Exchange rate differences	4	(12)
Balance	28,827	25,915
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Balance	11,027	7,753
Sale of a subsidiary		64
Depreciation and amortization on right-of-use assets	(5,417)	(4,422)
Additions	7,257	7,871
Lease modifications	1,000	20
Disposals	(259)	(119)
Exchange rate differences	4	(12)
Balance	13,612	11,027
Data center
Disclosure of quantitative information about right-of-use assets [line items]
Balance	14,888	10,520
Sale of a subsidiary		0
Depreciation and amortization on right-of-use assets	(7,026)	(10,579)
Additions	6,910	14,969
Lease modifications	789
Disposals	(346)	(22)
Exchange rate differences	0	0
Balance	$ 15,215	$ 14,888